Nature of operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of changes in contract assets
Schedule of changes in contract assets
Balance, January 1, 2021	$43,357
Invoiced to customers in the current period	(43,513)
Changes in estimate related to the prior period	156
Estimated accrual related to the current period	56,984
Balance, December 31, 2021	56,984
Invoiced to customers in the current period	(50,085)
Changes in estimate related to the prior period	(6,899)
Estimated accrual related to the current period	55,184
Balance, December 31, 2022	$55,184

Schedule of changes in accrued hauler expenses

Balance, January 1, 2021	$37,429
Invoiced by vendors in the current period	(37,726)
Changes in estimate related to the prior period	297
Estimated accrual related to the current period	49,607
Balance, December 31, 2021	49,607
Invoiced by vendors in the current period	(42,414)
Changes in estimate related to the prior period	(7,193)
Estimated accrual related to the current period	44,773
Balance, December 31, 2022	$44,773

Schedule of Lives used for depreciation
Schedule of Lives used for depreciation
Computers, equipment and software	3-5 years
Furniture and fixtures	3-5 years
Customer equipment	3-10 years
Leasehold improvements	Lesser of useful life or remaining lease term